Significant Accounting Policies and Estimates (Details)		12 Months Ended
	May 01, 2015 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)
Significant Accounting Policies and Estimates [Line Items]
Insurance amount		$ 250,000	$ 1,668,291		¥ 500,000
Uninsured amount (in Dollars)		226,515
U.S. financial institutions (in Dollars)		604,281
Deposits	$ 500,000		64,000			$ 500,000
Cash (in Dollars)				$ 688,941
Restricted cash (in Dollars)		1,430,000
Deferred IPO costs (in Dollars)			889,160
Property and equipment net useful lives		3 years			3 years	3 years
Depreciation expense (in Dollars)		$ 407	443	$ 799
Short-term lease term		12 months			12 months	12 months
Non-controlling interests (in Dollars)		$ 113,382	49,795
Federal deposit insurance corporation (in Dollars)	$ 250,000
Mainland China [Member]
Significant Accounting Policies and Estimates [Line Items]
Insurance amount		76,000			¥ 500,000
Uninsured amount (in Dollars)			$ 1,478,312
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		18.00%	34.00%	44.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		15.00%	32.00%	50.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		14.00%	24.00%	17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		11.00%	17.00%	12.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		13.00%	20.00%	11.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage			13.00%	11.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		11.00%	12.00%	10.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		30.00%	9.00%	6.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Revenue Benchmark [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		11.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		10.00%
Customer Concentration Risk [Member] | Service Provider One [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		20.00%	21.00%	70.00%
Customer Concentration Risk [Member] | Service Provider One [Member] | Total Purchase of Service [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		16.00%	25.00%	49.00%
Customer Concentration Risk [Member] | Service Provider Two [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		15.00%	35.00%	13.00%
Customer Concentration Risk [Member] | Service Provider Two [Member] | Total Purchase of Service [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		15.00%	14.00%	25.00%
Customer Concentration Risk [Member] | Service Provider Three [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		13.00%	0.00%	6.00%
Customer Concentration Risk [Member] | Service Provider Three [Member] | Total Purchase of Service [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		10.00%	13.00%	13.00%
Customer Concentration Risk [Member] | Service Provider Four [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		11.00%
Customer Concentration Risk [Member] | Service Provider Four [Member] | Total Purchase of Service [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		10.00%
Customer Concentration Risk [Member] | Service Provider Five [Member] | Accounts Receivable [Member]
Significant Accounting Policies and Estimates [Line Items]
Concentration risk percentage		11.00%
NCIs [Member]
Significant Accounting Policies and Estimates [Line Items]
Equity ownership percentage		5.00%			5.00%	5.00%
NCIs [Member]
Significant Accounting Policies and Estimates [Line Items]
Non-controlling interests (in Dollars)		$ 113,382	$ 49,795
UNITED STATES
Significant Accounting Policies and Estimates [Line Items]
Insurance amount		81,660
Hong Kong [Member]
Significant Accounting Policies and Estimates [Line Items]
Cash (in Dollars)
Minimum [Member]
Significant Accounting Policies and Estimates [Line Items]
Value added tax rate		1.00%			1.00%	1.00%
Maximum [Member]
Significant Accounting Policies and Estimates [Line Items]
Value added tax rate		9.00%			9.00%	9.00%